S000001471 [Member] Investment Strategy - BATS: Short Duration Taxable Total Return Series	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
In pursuit of the investment objective, the Fund will principally invest in the following securities:
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commercial and residential mortgage-backed securities;
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obligations of non-U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development (the “World Bank”), which are chartered to promote economic development;
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obligations of domestic and non-U.S. corporations;
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asset-backed securities;
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collateralized mortgage obligations;
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U.S. Treasury and agency securities;
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when-issued and delayed delivery securities;
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derivatives;
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cash equivalent investments;
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repurchase agreements and reverse repurchase agreements; and
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dollar rolls.
Under normal circumstances, the Fund invests at least 80% of its total assets in fixed-income instruments. This 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to three years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.